Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [line items]
Past due period	180 days
Excess percentage of accounts receivable of specific client included in ECL	5.00%
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Contract contemplates penalties	20.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Contract contemplates penalties	100.00%